Short-Term Borrowings (Details) - USD ($) $ in Thousands				1 Months Ended
	Jan. 09, 2024	Oct. 16, 2023	Oct. 11, 2022	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Jan. 31, 2024	Dec. 31, 2023	Oct. 31, 2022
Short-Term Borrowings (Details) [Line Items]
Restricted cash amount							$ 1,500
Obtain line of credit							1,200
Short-term borrowings	$ 1,200	$ 1,500	$ 1,500			$ 2,700	$ 1,200	$ 3,939	$ 1,500
Maturity date	Dec. 28, 2024	Oct. 11, 2024	Oct. 11, 2024
Bearing interest rate	6.00%	6.29%	6.29%
Forecast [Member]
Short-Term Borrowings (Details) [Line Items]
Maturity date				Dec. 27, 2025	Oct. 10, 2025